Cover - shares	12 Months Ended
	Mar. 31, 2026	Jul. 15, 2026
Entity Addresses [Line Items]
Document Type	20-F
Amendment Flag	false
Document Registration Statement	false
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false
Document Period End Date	Mar. 31, 2026
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2026
Current Fiscal Year End Date	--03-31
Entity File Number	001-41386
Entity Registrant Name	OKYO Pharma Limited
Entity Central Index Key	0001849296
Entity Incorporation, State or Country Code	Y7
Entity Address, Address Line One	OKYO Pharma Limited
Entity Address, Address Line Two	Martello Court
Entity Address, Address Line Three	Admiral Park
Entity Address, City or Town	St. Peter Port
Entity Address, Country	GG
Entity Address, Postal Zip Code	GY1 3HB
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Filer Category	Non-accelerated Filer
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Document Accounting Standard	International Financial Reporting Standards
Entity Shell Company	false
Entity Common Stock, Shares Outstanding		52,479,527
ICFR Auditor Attestation Flag	false
Document Financial Statement Error Correction [Flag]	false
Auditor Firm ID	2814
Auditor Opinion [Text Block]	We have audited the accompanying Consolidated Balance Sheets of OKYO Pharma Limited and its subsidiary (the “Group”) as of March 31, 2026 and the related Consolidated Statements of Operations and Comprehensive Loss, Consolidated Statements of Shareholders’ Equity and Consolidated Statements of Cash Flows for each of the two years in the period ended March 31, 2026 and the related notes (collectively referred to as the “consolidated financial statements”). In our opinion, the consolidated financial statements referred to above present fairly, in all material respects, the financial position of the Group as of March 31, 2026 and 2025 and the results of its operations and its cash flows for each of the two years in the period ended March 31, 2026 in conformity with International Financial Reporting Standards as issued by the International Accounting Standards Board.
Auditor Name	PKF Littlejohn LLP
Auditor Location	London, England
Business Contact [Member]
Entity Addresses [Line Items]
Entity Address, Address Line One	107 Cheapside
Entity Address, City or Town	London
Entity Address, Country	GB
Entity Address, Postal Zip Code	EC2V 6DN
City Area Code	+44
Local Phone Number	20 7495 2379
Contact Personnel Name	Chief Financial Officer
Contact Personnel Email Address	kshah@okyopharma.com